SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets
Impairment charge against long-lived assets	$ 0		$ 0
Impairment charge against intangible assets	0	36,449,082	0
Goodwill
Impairment charge against goodwill	0	142,365,329	0
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	2.00%	0.30%	6.00%
Number of criteria which are required to be met for recognition of revenues from sales of media display equipment	4
Value-added tax incurred	1,624,055	926,464	1,778,682
Cost of revenues
Business taxes and surcharges included in advertising services cost	1,209,283	3,392,558	7,334,947
Net income (loss) per share
Outstanding share options (in shares)	1,418,420	1,488,696	1,555,353
Outstanding restricted shares	1,104,400	443,351	308,025
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	(23,967,870)	(246,409,192)	(12,503,292)
Denominator:
Weighted average number of shares outstanding-basic	101,495,442	101,351,222	102,047,412
Weighted average number of shares outstanding-diluted	101,495,442	101,351,222	102,047,412
Basic net income (loss) per share (in dollars per share)	$ (0.24)	$ (2.43)	$ (0.12)
Diluted net income (loss) per share (in dollars per share)	$ (0.24)	$ (2.43)	$ (0.12)
Securities excluded from the computations of diluted weighted-average number of shares outstanding (in shares)	2,522,820	1,932,047	1,863,378
Government grants
Government incentive from the local government	2,783,085	756,757	0
Advertising costs
Advertising costs	$ 4,142,101	$ 12,126,729	$ 13,038,126
Media display equipment
Fixed assets, net
Estimated useful life	5 years
Computers and office equipment
Fixed assets, net
Estimated useful life	5 years
Motor vehicles
Fixed assets, net
Estimated useful life	5 years